Offerings	Jan. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 522,325,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 72,133.08
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form
S-3
(File
No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,525,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,421.3
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form
S-3
(File
No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2056
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,450,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,609.75
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the
Company’s Registration Statement on Form
S-3
(File
No. 333-277232)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.